Quarterly Holdings Report
for
Fidelity® Municipal Income 2025 Fund
March 31, 2024
M25-NPRT3-0524
1.9885833.106
Municipal Bonds - 97.2%
	Principal Amount (a)	Value ($)
Alabama - 2.1%
Black Belt Energy Gas District Series 2022 C1, 5.25% 6/1/25	500,000	506,035
Arizona - 2.1%
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (b)	250,000	254,316
Series 2017 B, 5% 7/1/25	250,000	255,207
TOTAL ARIZONA		509,523
California - 2.1%
Poway Unified School District Series 2009, 0% 8/1/25	90,000	86,169
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. (Sub Lien Proj.) Series 2017 B, 5% 7/1/25 (b)	150,000	152,204
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/25	270,000	272,163
TOTAL CALIFORNIA		510,536
Colorado - 0.8%
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	190,254
Connecticut - 10.7%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/25	175,000	178,599
Series 2016 D, 5% 8/15/25	330,000	337,903
Connecticut Health & Edl. Facilities Auth. Rev.:
(Quinnipiac Univ., Ct. Proj.) Series M, 5% 7/1/25	40,000	40,745
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/25	400,000	406,955
Series 2022 M, 5% 7/1/25	175,000	176,614
Series K1, 5% 7/1/25	280,000	279,384
Series K3, 5% 7/1/25	200,000	199,560
Series N, 5% 7/1/25	50,000	50,002
Connecticut Hsg. Fin. Auth. Series C, 5% 5/15/25 (b)	935,000	945,500
TOTAL CONNECTICUT		2,615,262
District Of Columbia - 1.4%
District of Columbia Rev. Series 2018, 5% 10/1/25	75,000	76,294
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/25	250,000	255,269
TOTAL DISTRICT OF COLUMBIA		331,563
Florida - 6.5%
Broward County Arpt. Sys. Rev. Series 2017, 5% 10/1/25 (b)	500,000	507,536
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A:
5% 10/1/25 (b)	95,000	96,487
5% 10/1/25 (Escrowed to Maturity) (b)	205,000	208,957
Lakeland Hosp. Sys. Rev. Series 2016, 5% 11/15/25	430,000	438,616
Seminole County School Board Ctfs. of Prtn. Series 2016 C, 5% 7/1/25	40,000	40,784
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/25	200,000	203,577
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/25	100,000	101,470
TOTAL FLORIDA		1,597,427
Georgia - 3.5%
Atlanta Arpt. Rev.:
Series 2019 B, 5% 7/1/25 (b)	50,000	50,796
Series 2023 G, 5% 7/1/25 (b)	800,000	812,734
TOTAL GEORGIA		863,530
Hawaii - 4.2%
Hawaii Gen. Oblig. Series 2017 FK, 5% 5/1/25	1,000,000	1,018,818
Illinois - 7.8%
Chicago O'Hare Int'l. Arpt. Rev. Series 2017 D, 5% 1/1/25 (b)	100,000	100,645
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	250,000	252,804
Illinois Fin. Auth. Rev.:
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25 (Escrowed to Maturity)	145,000	146,500
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	200,000	203,889
Series 2016, 5% 5/15/25	250,000	253,273
Series 2019, 5% 9/1/25	200,000	198,969
Illinois Gen. Oblig. Series 2023 D, 5% 7/1/25	200,000	203,746
Illinois Sales Tax Rev. Series 2016 D, 5% 6/15/25	100,000	101,972
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2008, 0% 2/1/25 (Assured Guaranty Muni. Corp. Insured)	185,000	179,088
Metropolitan Pier & Exposition Series 1994 A, 0% 6/15/25	270,000	258,083
TOTAL ILLINOIS		1,898,969
Indiana - 1.6%
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (c)	55,000	54,050
Indiana Fin. Auth. Rev. (Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	25,000	25,497
Indiana Hsg. & Cmnty. Dev. Auth. Series A, 5% 7/1/25	300,000	304,849
TOTAL INDIANA		384,396
Kentucky - 1.7%
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St) Series 2016, 5% 10/1/25	100,000	102,312
(Proj. No. 118) Series 2018, 5% 4/1/25	300,000	304,542
TOTAL KENTUCKY		406,854
Louisiana - 0.4%
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2017 B, 5% 1/1/25 (b)	100,000	100,652
Maine - 2.3%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 A, 4% 7/1/25	465,000	466,507
Series 2017 B, 4% 7/1/25	100,000	100,324
TOTAL MAINE		566,831
Maryland - 0.6%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Lifebridge Health Proj.) Series 2017, 5% 7/1/25	150,000	152,369
Massachusetts - 5.6%
Massachusetts Dev. Fin. Agcy. Rev.:
(Fisher College) Series 2017, 5% 4/1/25	250,000	250,958
Bonds Series 2017 A2, 5%, tender 1/30/25 (c)	10,000	10,095
Series 2015:
5% 7/1/25	40,000	40,637
5% 7/1/25 (Escrowed to Maturity)	110,000	111,953
Series 2016 I, 5% 7/1/25	50,000	50,473
Series 2019 K, 5% 7/1/25	50,000	50,796
Series 2019, 5% 7/1/25	170,000	171,671
Series 2022, 5% 7/1/25	125,000	125,729
Massachusetts Edl. Fing. Auth. Rev. Series 2017 A, 5% 7/1/25 (b)	250,000	254,102
Massachusetts Port Auth. Rev. Series 2019 C, 5% 7/1/25 (b)	300,000	305,143
TOTAL MASSACHUSETTS		1,371,557
Michigan - 3.3%
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/25	300,000	300,344
Grand Traverse County Hosp. Fin. Auth. Series 2019 A, 5% 7/1/25	150,000	152,480
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J, 5% 7/1/25	100,000	101,141
Warren Consolidated School District Series 2017, 4% 5/1/25 (Assured Guaranty Muni. Corp. Insured)	250,000	251,518
TOTAL MICHIGAN		805,483
Missouri - 3.8%
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	370,000	377,024
Series 2017 B, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured) (b)	250,000	252,578
Series 2019 C, 5% 7/1/25	290,000	295,327
TOTAL MISSOURI		924,929
Nebraska - 0.5%
Central Plains Energy Proj. Rev. Bonds Series 2019, 4%, tender 8/1/25 (c)	125,000	125,292
Nevada - 0.2%
Clark County School District Series 2017 A, 5% 6/15/25	60,000	61,127
New Hampshire - 1.3%
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/25	50,000	50,706
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/25	200,000	203,920
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2016, 5% 10/1/25	70,000	71,300
TOTAL NEW HAMPSHIRE		325,926
New Jersey - 4.7%
New Jersey Econ. Dev. Auth. Lease Rev. (Libersty State Park Proj.) Series 2015 A, 5% 6/15/25	200,000	203,630
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A, 5% 7/1/25	105,000	106,032
(Stockton Univ. Proj.) Series A, 5% 7/1/25	15,000	15,266
Series 2016 E, 5% 7/1/25	50,000	50,778
New Jersey Health Care Facilities Fing. Auth. Rev. (St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	400,000	402,479
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/25	200,000	203,358
New Jersey Trans. Trust Fund Auth.:
Series 2006 C, 0% 12/15/25	140,000	132,167
Series 2016 A, 5% 6/15/25	40,000	40,756
TOTAL NEW JERSEY		1,154,466
New York - 1.6%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2016 A, 5% 7/1/25	30,000	30,103
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A, 5% 4/1/25 (b)	255,000	256,743
Onondaga Civic Dev. Corp. (Le Moyne College Proj.):
Series 2015, 5% 7/1/25	100,000	100,801
Series 2018, 5% 1/1/25	15,000	15,051
TOTAL NEW YORK		402,698
Ohio - 4.1%
Akron Bath Copley Hosp. District Rev. (Summa Health Sys.) Series 2016, 5% 11/15/25	150,000	152,509
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/25	140,000	142,843
Lancaster Port Auth. Gas Rev. Series 2019, 5% 2/1/25	200,000	201,426
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College, Oh. Proj.) Series 2017 5% 7/1/25	200,000	203,184
(Xavier Univ. 2015 Proj.) Series 2015 C, 5% 5/1/25	190,000	192,384
(Xavier Univ. 2016 Proj.) Series 2016, 5% 5/1/25	100,000	101,255
TOTAL OHIO		993,601
Oregon - 2.6%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/25	200,000	199,257
Port of Portland Arpt. Rev. Series 24B, 5% 7/1/25 (b)	420,000	426,429
TOTAL OREGON		625,686
Pennsylvania - 10.0%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/25	600,000	611,438
Butler County Hosp. Auth. Hosp. Rev. Series 2015 A, 5% 7/1/25	30,000	29,845
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/25	100,000	102,368
Delaware County Auth. Rev. Series 2017, 5% 7/1/25	125,000	124,904
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A:
5% 7/1/25	105,000	104,773
5% 7/1/25 (Escrowed to Maturity)	20,000	20,380
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	110,000	111,294
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/25	50,000	50,735
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ.) Series 2016, 5% 5/1/25	445,000	450,489
Series 2015:
5% 6/15/25	165,000	168,296
5% 6/15/25 (Escrowed to Maturity)	35,000	35,674
Philadelphia Arpt. Rev.:
Series 2017 A, 5% 7/1/25	50,000	50,974
Series 2017 B, 5% 7/1/25 (b)	210,000	212,676
Philadelphia School District:
Series 2015 A, 5% 9/1/25	20,000	20,414
Series 2018 A, 5% 9/1/25	50,000	51,035
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A, 5% 6/1/25	300,000	304,802
TOTAL PENNSYLVANIA		2,450,097
Puerto Rico - 0.4%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2022 A1, 5.375% 7/1/25	100,000	101,990
Tennessee - 2.2%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 5% 8/1/25	250,000	255,620
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016, 5% 9/1/25	15,000	15,176
Series 2017, 5% 4/1/25	265,000	266,940
TOTAL TENNESSEE		537,736
Texas - 0.8%
Houston Arpt. Sys. Rev. Series 2018 C, 5% 7/1/25 (b)	200,000	202,354
Utah - 0.1%
Salt Lake City Arpt. Rev. Series 2017 A, 5% 7/1/25 (b)	30,000	30,397
Vermont - 2.7%
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2015 A, 5% 6/15/25 (b)	300,000	302,808
Series 2019 A, 5% 6/15/25 (b)	105,000	105,983
Series 2020 A, 5% 6/15/25 (b)	250,000	252,340
TOTAL VERMONT		661,131
Virginia - 0.5%
Salem Econ. Dev. Auth. Series 2020, 5% 4/1/25	125,000	125,757
Washington - 2.6%
Port of Seattle Rev. Series 2017 C, 5% 5/1/25 (b)	465,000	470,440
Washington Convention Ctr. Pub. Facilities Series 2018, 5% 7/1/25	155,000	156,674
TOTAL WASHINGTON		627,114
Wisconsin - 2.4%
Pub. Fin. Auth. Hosp. Rev. Series 2016, 5% 6/1/25	180,000	182,019
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 B, 5%, tender 1/29/25 (c)	40,000	40,455
Series 2014, 5% 5/1/25 (Pre-Refunded to 5/1/24 @ 100)	100,000	100,083
Series 2016, 5% 2/15/27 (Pre-Refunded to 8/15/25 @ 100)	10,000	10,157
Series 2017 A:
5% 4/1/25	155,000	157,043
5% 9/1/25 (Escrowed to Maturity)	100,000	102,070
TOTAL WISCONSIN		591,827
TOTAL MUNICIPAL BONDS (Cost $24,202,214)		23,772,187

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 3.63% (d)(e) (Cost $149,000)	148,970	149,015

TOTAL INVESTMENT IN SECURITIES - 97.8% (Cost $24,351,214)	23,921,202
NET OTHER ASSETS (LIABILITIES) - 2.2%	542,076
NET ASSETS - 100.0%	24,463,278

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.63%	504,000	705,000	1,060,000	9,411	-	15	149,015	0.0%
Total	504,000	705,000	1,060,000	9,411	-	15	149,015

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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